Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 85.8%
Alabama – 1.8%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2015 5.00%, 09/01/2025	$1,390	$1,592,024
Alabama Public School & College Authority Series 2014B 5.00%, 01/01/2022	3,200	3,277,781
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	2,675	3,042,397
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	23,985	26,135,270
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018A 4.00%, 06/01/2049	69,310	76,062,665
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	2,775	3,252,106
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019A 4.50%, 05/01/2032(a)	4,589	4,986,180

		118,348,423

Alaska – 0.3%
Municipality of Anchorage AK Series 2015B 5.00%, 09/01/2022-09/01/2024	8,810	9,696,760
Series 2015C 5.00%, 09/01/2022-09/01/2024	7,370	8,117,029

		17,813,789

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	1,920	2,369,975

Arizona – 1.7%
Arizona Board of Regents (University of Arizona COP) Series 2012C 5.00%, 06/01/2025 (Pre-refunded/ETM)	2,365	2,470,158
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 07/01/2025 (Pre-refunded/ETM)	6,460	6,460,000

	Principal Amount (000)	U.S. $ Value

Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2023-12/01/2024	$2,770	$3,152,076
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 5.00%, 11/01/2034	1,000	1,295,134
City of Glendale AZ (City of Glendale AZ COP) 2.062%, 07/01/2029(b)	2,900	2,901,712
2.542%, 07/01/2033(b)	5,000	5,007,291
2.642%, 07/01/2034(b)	10,000	10,021,937
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015A 5.00%, 07/01/2023-07/01/2024	16,955	18,905,021
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) 5.00%, 07/01/2030-07/01/2039	12,025	15,899,659
Series 2020A 5.00%, 07/01/2030-07/01/2038	8,895	11,775,951
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2028	6,000	7,644,671
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2021	1,430	1,457,626
State of Arizona Lottery Revenue 5.00%, 07/01/2021-07/01/2027	25,105	28,266,413
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	1,585	1,585,944

		116,843,593

Arkansas – 0.0%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.60%, 11/01/2035	470	469,786

California – 5.9%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021A 4.00%, 08/01/2047(a)	18,035	19,840,783
California Housing Finance Series 2019-2 4.00%, 03/20/2033	10,770	12,696,065
Series 2021-1, Class A 3.50%, 11/20/2035	3,488	4,082,893

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank 0.20%, 01/01/2050 (Pre-refunded/ETM)(a) (b)	$10,000	$9,999,481
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	365	425,774
California State Public Works Board (California State Public Works Board Lease) Series 2014B 5.00%, 10/01/2028	1,225	1,400,739
Series 2021A 5.00%, 02/01/2027(b)	12,040	14,743,834
City of Los Angeles Department of Airports 5.00%, 05/15/2039	5,215	6,552,897
Series 2018C 5.00%, 05/15/2036	5,840	7,240,678
City of Riverside CA Electric Revenue Series 2019A 5.00%, 10/01/2033	5,230	6,731,711
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 3.50%, 10/01/2046(a)	13,000	13,781,576
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A 3.10%, 07/01/2045(a)	3,000	3,033,518
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	8,160	8,309,751
Los Angeles Unified School District/CA Series 2020A 5.00%, 07/01/2027	10,000	12,564,615
Series 2020R 5.00%, 07/01/2033	2,780	3,708,992
Metropolitan Water District of Southern California Series 2020A 5.00%, 07/01/2027	7,550	9,506,547
State of California 5.00%, 11/01/2028-04/01/2036	81,695	106,603,112
Series 2013 5.00%, 11/01/2024-11/01/2025	43,465	48,279,070
Series 2014 5.00%, 05/01/2025-05/01/2026	80,965	91,624,300
University of California Series 2022S 5.00%, 05/15/2034-05/15/2035(b)	10,000	13,247,588

		394,373,924

Colorado – 2.0%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	3,680	3,920,799

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/2022-11/15/2024	$6,630	$7,058,618
Series 2016A 5.00%, 11/15/2023	4,085	4,542,489
Series 2018A 5.00%, 12/01/2025-12/01/2032	79,745	99,047,082
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2035	5,265	6,696,948
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2027-11/01/2028	5,900	7,515,261
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	1,000	1,069,320
5.00%, 12/01/2024-12/01/2050	2,030	2,487,304

		132,337,821

Connecticut – 2.8%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2023-11/01/2028	2,420	2,786,556
Series 2017B 5.00%, 08/15/2025-08/15/2027	12,195	14,724,320
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	948,620
Series 2017C 5.00%, 08/15/2024-08/15/2028	8,950	10,660,495
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group) Series 2019A 5.00%, 07/01/2032	5,425	6,869,789
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2026-07/01/2029	4,400	5,238,445
State of Connecticut Series 2013A 5.00%, 10/15/2021	3,370	3,417,036
Series 2014A 5.00%, 03/01/2028	6,360	7,122,953
Series 2015B 5.00%, 06/15/2032	7,345	8,549,770
Series 2015F 5.00%, 11/15/2027	1,570	1,869,781
Series 2016A 5.00%, 03/15/2024-03/15/2029	17,305	20,566,215
Series 2016E 5.00%, 10/15/2024-10/15/2025	20,025	23,185,228
Series 2017A 5.00%, 04/15/2022	8,450	8,773,959
Series 2017B 5.00%, 04/15/2028	2,515	3,205,948
Series 2018C 5.00%, 06/15/2026	5,500	6,692,806

	Principal Amount (000)	U.S. $ Value

Series 2018D 5.00%, 04/15/2026	$16,655	$20,163,649
Series 2020A 5.00%, 01/15/2040	2,565	3,286,700
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036	1,000	1,208,640
5.00%, 05/01/2028-05/01/2038	11,780	15,400,073
Series 2012 5.00%, 01/01/2022-01/01/2024	8,575	9,000,875
Town of Stratford CT BAM 5.00%, 01/01/2030-01/01/2033	13,370	16,194,286

		189,866,144

Delaware – 0.1%
Delaware River & Bay Authority Series 2014C 5.00%, 01/01/2026-01/01/2027	5,470	6,074,217
Delaware State Economic Development Authority (Newark Charter School, Inc.) 4.00%, 09/01/2030	575	662,894
5.00%, 09/01/2050	1,000	1,197,444

		7,934,555

District of Columbia – 1.9%
District of Columbia Series 2013A 5.00%, 06/01/2025-06/01/2027	59,115	64,416,433
District of Columbia (District of Columbia Pers Income Tax) Series 2012C 5.00%, 12/01/2026	5,545	5,916,847
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2029	1,155	1,461,929
Series 2019A 5.00%, 10/01/2030-10/01/2032	8,840	11,385,501
Series 2020A 5.00%, 10/01/2029-10/01/2034	26,400	34,660,308
Metropolitan Washington Airports Authority Aviation Revenue Series 2014A 5.00%, 10/01/2024	2,100	2,411,535
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020A 5.00%, 07/15/2036	3,205	4,209,204

		124,461,757

Florida – 5.2%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) 5.00%, 12/15/2030(a)	510	574,866
Central Florida Expressway Authority Series 2019B 5.00%, 07/01/2033	11,335	14,649,603
AGM 5.00%, 07/01/2026-07/01/2033	13,005	17,269,452

	Principal Amount (000)	U.S. $ Value

Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	$27,105	$28,297,615
Series 2015A 5.00%, 06/01/2022	1,795	1,830,783
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	6,174,965
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2034-09/01/2035	1,300	907,734
City of Tampa FL Water & Wastewater System Revenue Series 2011 5.00%, 10/01/2026 (Pre-refunded/ETM)	3,895	3,942,160
County of Broward FL Airport System Revenue Series 2019A 5.00%, 10/01/2031	1,070	1,376,481
Series 2019C 2.384%, 10/01/2026	1,250	1,316,917
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012Q 5.00%, 10/01/2023	5,000	5,297,551
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A 5.50%, 10/01/2023-10/01/2024	13,095	13,177,011
5.625%, 10/01/2025	2,550	2,566,350
County of Miami-Dade FL Series 2015B 5.00%, 07/01/2022	3,715	3,896,036
County of Miami-Dade FL Aviation Revenue Series 2015A 5.00%, 10/01/2022-10/01/2024	4,975	5,476,942
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	4,610	3,521,036
Duval County School Board (Duval County School Board COP) Series 2015B 5.00%, 07/01/2026	4,280	5,012,414
Florida Department of Environmental Protection Series 2012A 5.00%, 07/01/2022	10,225	10,723,275
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) 5.125%, 06/01/2040(a)	3,765	4,337,015
Florida Gulf Coast University Financing Corp. Series 2009A 0.03%, 02/01/2039	90	90,000
Florida Municipal Power Agency 1.425%, 10/01/2026	3,000	3,009,938
Series 2015B 5.00%, 10/01/2024-10/01/2028	3,765	4,420,102

	Principal Amount (000)	U.S. $ Value

Florida State Board of Education (State of Florida) Series 2014A 5.00%, 06/01/2022	$3,545	$3,703,325
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2029-10/01/2031	13,335	16,447,783
Series 2019A 5.00%, 10/01/2033	7,975	10,239,461
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,740,316
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	2,924,084
Hollywood Community Redevelopment Agency Series 2015 5.00%, 03/01/2022-03/01/2023	3,645	3,808,313
JEA Electric System Revenue Series 2017B 5.00%, 10/01/2030	1,185	1,481,126
JEA Water & Sewer System Revenue Series 2014A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,763,783
5.00%, 10/01/2025	1,495	1,689,600
Series 2017A 5.00%, 10/01/2026	22,290	27,324,805
Manatee County School District (Manatee County School District COP) Series 2016A 5.00%, 07/01/2028-07/01/2029	14,010	16,836,569
North Broward Hospital District Series 2017B 5.00%, 01/01/2029-01/01/2030	6,180	7,568,516
Orange County Health Facilities Authority (Orlando Health Obligated Group) 5.00%, 10/01/2022-10/01/2024	18,515	20,398,925
Orange County School Board Series 2014A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	28,694,361
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	24,351,585
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	2,355	2,431,700
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	2,000	2,236,276
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,905,121
St. Lucie County School Board (St Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2022	3,150	3,333,779

	Principal Amount (000)	U.S. $ Value

State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	$14,015	$14,149,658
1.705%, 07/01/2027	9,575	9,729,987
Tampa Bay Water Series 2011A 5.00%, 10/01/2023	2,050	2,074,724

		344,702,043

Georgia – 1.1%
City of Atlanta GA Department of Aviation Series 2014A 5.00%, 01/01/2028	12,250	13,694,927
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) 5.00%, 04/01/2026-04/01/2031	2,275	2,840,968
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	34,735	37,261,131
Series 2018C 4.00%, 08/01/2048	18,000	19,438,022
Private Colleges & Universities Authority (Emory University) Series 2020B 4.00%, 09/01/2035	1,280	1,569,843

		74,804,891

Guam – 0.0%
Territory of Guam 5.00%, 11/15/2031	1,000	1,166,915

Hawaii – 0.2%
State of Hawaii Series 2015E 5.00%, 10/01/2023	7,105	7,866,957
State of Hawaii Harbor System Revenue Series 2020A 4.00%, 07/01/2035	2,765	3,309,504

		11,176,461

Idaho – 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015A 5.00%, 07/15/2022-07/15/2023	4,675	4,964,878

Illinois – 5.2%
Chicago Board of Education Series 2017F 5.00%, 12/01/2023	7,000	7,737,533
Series 2018A 4.00%, 12/01/2022	5,500	5,771,917
5.00%, 12/01/2026	1,000	1,214,741
Chicago O’Hare International Airport Series 2016C 5.00%, 01/01/2027	3,020	3,588,442

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Series 2017 5.00%, 06/01/2022	$7,460	$7,784,012
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	4,485	5,465,353
Illinois Finance Authority (NorthShore University HealthSystem Obligated Group) 5.00%, 08/15/2029-08/15/2034	7,785	10,301,121
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/2021-11/15/2028	3,350	3,769,988
Illinois Finance Authority (University of Chicago (The)) Series 2021A 5.00%, 10/01/2028-10/01/2038(b)	18,380	25,600,584
Illinois Municipal Electric Agency Series 2015A 5.00%, 02/01/2027-02/01/2029	42,820	50,330,816
Illinois State Toll Highway Authority Series 2014A 5.00%, 12/01/2021	9,020	9,198,680
Series 2014D 5.00%, 01/01/2023	1,185	1,269,083
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 06/15/2023-12/15/2028	13,575	14,173,208
5.00%, 06/15/2023 (Pre-refunded/ETM)	565	590,078
Metropolitan Water Reclamation District of Greater Chicago Series 2007B 5.25%, 12/01/2034	7,075	10,238,430
Railsplitter Tobacco Settlement Authority 5.00%, 06/01/2025	12,450	14,594,494
Series 2017 5.00%, 06/01/2022-06/01/2024	19,260	20,997,140
State of Illinois 5.50%, 05/01/2039	1,500	1,942,851
Series 2012 5.00%, 03/01/2023-08/01/2025	20,610	21,551,676
Series 2013 5.50%, 07/01/2024	5,415	5,968,961
Series 2013A 5.00%, 04/01/2023	4,415	4,770,463
Series 2014 5.00%, 02/01/2024-05/01/2027	26,620	29,768,524
Series 2016 5.00%, 06/01/2022-02/01/2029	4,620	4,990,045
Series 2017A 5.00%, 12/01/2024	8,590	9,849,529
Series 2017D 5.00%, 11/01/2024-11/01/2028	57,185	65,523,877
Series 2019B 4.00%, 11/01/2033	9,000	10,521,708

	Principal Amount (000)	U.S. $ Value

State of Illinois (State of Illinois Sales Tax) Series 2016C 5.00%, 06/15/2022	$2,525	$2,630,015
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(c) (d)	5,078	126,950

		350,270,219

Indiana – 0.2%
City of Whiting IN (BP Products North America, Inc.) 5.00%, 12/01/2044	9,670	11,736,982

Iowa – 0.4%
Iowa Finance Authority (Iowa Finance Authority State Lease) Series 2021A 5.00%, 08/01/2038	5,460	7,340,515
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) 5.00%, 09/01/2049	14,000	16,832,295

		24,172,810

Kansas – 0.1%
City of Junction City KS Series 2016A 5.00%, 09/01/2023	3,805	4,168,231

Kentucky – 2.6%
County of Carroll KY (Kentucky Utilities Co.) 1.75%, 10/01/2034	3,835	3,864,704
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2029	1,000	1,235,398
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2028-06/01/2030	14,650	17,293,645
Kentucky Public Energy Authority (BP PLC) Series 2018B 4.00%, 01/01/2049	24,850	27,601,278
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	41,090	44,898,229
Series 2018C 4.00%, 12/01/2049	36,475	41,036,228
Series 2019A 4.00%, 12/01/2049	10,855	12,223,048

	Principal Amount (000)	U.S. $ Value

Kentucky Turnpike Authority Series 2012A 5.00%, 07/01/2026 (Pre-refunded/ETM)	$8,490	$8,901,037
Series 2016A 5.00%, 07/01/2023-07/01/2027	13,375	15,526,911

		172,580,478

Louisiana – 0.3%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027-08/01/2028	8,985	10,567,252
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	2,250	2,585,494
6.10%, 06/01/2038-12/01/2040(a)	5,625	7,429,185
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,324,374

		21,906,305

Maine – 0.0%
Maine Municipal Bond Bank Series 2014A 5.00%, 09/01/2025	1,000	1,142,860

Maryland – 0.3%
City of Baltimore MD (Baltimore Hotel Corp.) Series 2017 5.00%, 09/01/2025-09/01/2026	2,000	2,090,576
County of Frederick MD Series 2019A 5.00%, 08/01/2027	2,265	2,852,279
County of Howard MD Series 2020A 5.00%, 08/15/2031-08/15/2032	8,465	11,357,324
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020B 5.00%, 04/15/2028-04/15/2031	4,285	5,545,470

		21,845,649

Massachusetts – 1.9%
Commonwealth of Massachusetts Series 2016B 5.00%, 07/01/2023	3,965	4,345,929
Series 2017D 5.00%, 02/01/2036	4,435	5,454,628
Series 2018B 5.00%, 01/01/2031	3,685	4,643,188
Series 2020 5.00%, 07/01/2026	1,925	2,349,931
CIFG Series 2007A 0.688% (LIBOR 3 Month + 0.57%), 05/01/2037(e)	15,250	15,224,677

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2007A 5.25%, 07/01/2033	$6,600	$9,550,466
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2025-10/01/2033	15,375	19,193,574
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017S 5.00%, 07/01/2025-07/01/2029	24,065	29,740,194
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020U 5.00%, 07/01/2028	950	1,220,045
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2028-07/01/2033	7,525	9,419,974
AGM Series 2020C 5.00%, 10/01/2026-10/01/2032	2,495	3,168,863
Massachusetts Port Authority Series 2021E 5.00%, 07/01/2036	8,615	11,337,608
Massachusetts School Building Authority Series 2012A 5.00%, 08/15/2022 (Pre-refunded/ETM)	455	479,461
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A 5.00%, 08/15/2022-08/15/2023	10,225	10,779,934

		126,908,472

Michigan – 4.9%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006D 0.735% (LIBOR 3 Month + 0.60%), 07/01/2032(e)	14,000	13,998,541
Great Lakes Water Authority Water Supply System Revenue Series 2016C 5.00%, 07/01/2024-07/01/2025	12,505	14,607,104
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) 2.625%, 05/15/2025	1,150	1,154,221
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	3,297,208
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	58,272,295

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 3.60%, 10/01/2021	$500	$501,574
3.80%, 10/01/2022	500	509,161
3.875%, 10/01/2023	2,000	2,060,841
4.00%, 10/01/2024	3,000	3,130,145
4.50%, 10/01/2029	12,065	12,553,921
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2025-07/01/2027	39,940	45,591,375
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 07/01/2024-07/01/2027	54,355	61,993,522
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) 2.366%, 09/01/2049	15,000	15,337,645
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020A 4.00%, 06/01/2022-06/01/2039	9,000	10,834,223
5.00%, 06/01/2025-06/01/2031	5,645	7,222,741
Michigan Finance Authority (Public Lighting Authority) 5.00%, 07/01/2030	1,580	1,720,337
Series 2014B 5.00%, 07/01/2027-07/01/2031	7,450	8,167,268
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2023-12/01/2025	13,075	14,942,852
5.50%, 12/01/2026-12/01/2027	7,220	8,595,083
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024-06/30/2028	31,630	38,636,102
South Lyon Community Schools Series 2016 5.00%, 05/01/2022	3,060	3,182,895

		326,309,054

Minnesota – 0.1%
State of Minnesota Series 2015B 5.00%, 08/01/2022	3,745	3,942,178

Missouri – 0.4%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2025-03/01/2028	2,820	3,312,052

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021A 4.00%, 07/01/2033-07/01/2040	$10,500	$12,976,749
5.00%, 07/01/2031	4,470	6,039,036
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	1,620	1,845,174
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2025	2,630	3,028,242

		27,201,253

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025-02/15/2028	15,015	18,069,987

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	57,465	63,580,896

Nevada – 1.2%
City of Las Vegas NV Series 2015C 5.00%, 09/01/2023-09/01/2026	8,605	9,769,297
Clark County School District Series 2015B 5.00%, 06/15/2022	17,785	18,597,301
Series 2016D 5.00%, 06/15/2024	26,915	30,568,111
County of Clark NV Series 2017 5.00%, 06/01/2024	6,530	7,409,611
Las Vegas Valley Water District Series 2016B 5.00%, 06/01/2028	4,590	5,556,567
State of Nevada Department of Business & Industry 0.25%, 01/01/2050 (Pre-refunded/ETM)(a) (b)	5,000	4,999,741
0.50%, 01/01/2050	3,000	3,000,000

		79,900,628

New Hampshire – 0.2%
New Hampshire Business Finance Authority Series 2020-1 4.125%, 01/20/2034	9,359	11,265,164
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018A 4.00%, 11/01/2027(a)	2,250	2,379,007

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Springpoint Senior Living Obligated Group) 4.00%, 01/01/2041	$2,250	$2,518,918

		16,163,089

New Jersey – 6.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.25%, 04/01/2026	4,930	5,941,389
Series 2011EE 5.50%, 09/01/2021	355	356,236
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2022	1,075	1,100,310
5.50%, 01/01/2026-01/01/2027	2,000	2,260,645
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2021-10/01/2025	9,515	10,447,396
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025-06/15/2026	4,500	4,876,615
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	3,920	4,144,320
New Jersey Transit Corp. Series 2014A 5.00%, 09/15/2021	14,375	14,502,582
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2028	13,780	16,519,425
Series 2018A 5.00%, 06/15/2029	3,035	3,601,805
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2028-12/15/2031	8,720	11,100,853
Series 2018A 5.00%, 12/15/2027-12/15/2033	65,505	82,532,407
Series 2019B 5.00%, 06/15/2033	3,885	4,877,251
Series 2020A 5.00%, 06/15/2035	1,810	2,335,166
Series 2021A 5.00%, 06/15/2033	4,845	6,347,415
Series 2022A 5.00%, 06/15/2034(b)	11,635	14,683,109
New Jersey Turnpike Authority Series 2012B 5.00%, 01/01/2026 (Pre-refunded/ETM)	6,015	6,450,185
5.00%, 01/01/2027 (Pre-refunded/ETM)	6,685	7,168,659
Series 2014A 5.00%, 01/01/2027-01/01/2029	75,940	86,139,062

	Principal Amount (000)	U.S. $ Value

Series 2014C 5.00%, 01/01/2024	$14,720	$16,413,206
Series 2017A 5.00%, 01/01/2029	7,235	8,822,230
Series 2017B 5.00%, 01/01/2029-01/01/2031	40,050	50,303,683
Series 2021B 1.713%, 01/01/2029	6,625	6,618,796
AGM Series 2005D-3 5.25%, 01/01/2026	14,770	17,826,206
State of New Jersey 5.00%, 06/01/2029	4,895	6,338,542
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2023-06/01/2035	17,385	21,054,965

		412,762,458

New York – 13.9%
City of New York NY Series 2014A 5.00%, 08/01/2027	1,130	1,285,339
Series 2015A 5.00%, 08/01/2023	2,040	2,243,328
Series 2018D 5.00%, 12/01/2039	2,435	3,054,637
Series 2020A 5.00%, 08/01/2024-08/01/2027	14,900	18,524,477
Series 2020B 5.00%, 11/01/2026-11/01/2027	14,880	18,512,896
Series 2020C 5.00%, 08/01/2032	3,150	4,166,387
Series 2021D 1.396%, 08/01/2027	18,930	18,961,717
Series 2021F 5.00%, 06/01/2044	5,000	5,842,173
Series 2021L 5.00%, 04/01/2034	4,000	5,321,032
County of Nassau NY Series 2017C 5.00%, 10/01/2026	8,840	10,770,332
Dutchess County Local Development Corp. (Bard College) Series 2020B 5.918%, 07/01/2039(a)	5,000	5,976,053
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2028	6,890	7,283,242
Series 2012E 5.00%, 11/15/2024 (Pre-refunded/ETM)	6,055	6,458,320
Series 2012F 5.00%, 11/15/2022-11/15/2026	55,610	59,007,520
Series 2012H 5.00%, 11/15/2026 (Pre-refunded/ETM)	3,335	3,557,142
5.00%, 11/15/2026	2,730	2,893,516
Series 2013B 5.00%, 11/15/2026 (Pre-refunded/ETM)	9,505	10,587,721
Series 2014A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,683,994

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2027 (Pre-refunded/ETM)	$4,040	$4,500,199
Series 2014C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,790,882
Series 2017C 5.00%, 11/15/2027-11/15/2033	79,890	99,678,652
Series 2019B 5.00%, 05/15/2022	59,625	62,091,674
Series 2021D 0.364% (SOFR + 0.33%), 11/01/2035(e)	10,000	10,000,010
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012A 5.00%, 11/15/2027	4,505	4,794,862
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2031-07/15/2032	53,945	68,644,572
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A 5.00%, 11/01/2022-11/01/2025	34,430	34,984,738
Series 2011C 5.00%, 11/01/2023-11/01/2025	17,620	17,904,131
Series 2012A 5.00%, 08/01/2025	12,345	12,990,821
Series 2012B 5.00%, 11/01/2023	20,000	21,293,700
Series 2017A 5.00%, 08/01/2033	4,860	6,080,961
Series 2019B 5.00%, 11/01/2035-11/01/2036	59,785	77,822,133
Series 2021E 4.00%, 02/01/2040	4,335	5,213,385
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	4,250	4,424,328
2.80%, 09/15/2069	11,555	11,856,029
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2011E 5.00%, 08/15/2021	3,880	3,902,609
Series 2014C 5.00%, 03/15/2027	2,015	2,265,146
Series 2020D 5.00%, 02/15/2029-02/15/2034	25,980	33,778,434
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2023	17,940	18,589,654
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013C 5.00%, 03/15/2025-03/15/2026	63,625	68,702,810
Series 2013D 5.00%, 03/15/2023	32,000	34,639,885
Series 2016A 5.00%, 03/15/2024	4,010	4,521,025

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030	$4,400	$5,316,867
Series 2018 5.00%, 01/01/2027-01/01/2029	74,370	91,836,292
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	2,095	2,353,887
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2028	3,385	3,746,554
Series 20202 5.00%, 07/15/2033	5,910	7,662,230
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021A 2.411%, 05/15/2034	14,725	14,934,836
2.591%, 05/15/2036	2,000	2,038,617

		931,489,749

North Carolina – 0.0%
North Carolina Eastern Municipal Power Agency Series 1988A 6.00%, 01/01/2026 (Pre-refunded/ETM)	1,720	1,770,169

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2028-06/01/2030	5,000	5,958,044

Ohio – 1.2%
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2037-06/01/2038	3,000	3,613,452
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2028-12/01/2029	6,965	9,015,312
Series 2017A 5.00%, 08/01/2026-08/01/2028	20,420	25,202,252
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026-02/15/2027	5,455	6,510,238
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017A 5.00%, 11/01/2031	1,000	1,238,162
County of Hamilton OH Sewer System Revenue Series 2019A 5.00%, 12/01/2034	9,375	12,212,544
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2022-12/01/2023	3,470	3,700,323

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	$4,320	$4,358,264
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	2,330	2,391,304
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2032	4,970	6,618,068
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	6,325	6,491,415

		81,351,334

Oklahoma – 0.2%
Comanche County Memorial Hospital 5.00%, 07/01/2022	520	539,005
Series 2015 5.00%, 07/01/2021-07/01/2028	5,975	6,206,272
McGee Creek Authority NATL Series 1992 6.00%, 01/01/2023	995	1,048,925
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	3,005	3,028,595

		10,822,797

Oregon – 0.4%
City of Portland OR Sewer System Revenue Series 2013A 5.00%, 08/01/2022	8,685	9,142,273
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.00%, 10/01/2024	820	871,376
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 5.00%, 08/15/2030-08/15/2038	8,260	10,834,878
Salem Hospital Facility Authority (Salem Health Obligated Group) 5.00%, 05/15/2038	2,205	2,791,406
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009D 5.00%, 11/01/2021-11/01/2023	90	90,355

	Principal Amount (000)	U.S. $ Value

Tri-County Metropolitan Transportation District of Oregon Series 2018A 5.00%, 10/01/2028	$2,335	$2,925,297

		26,655,585

Other – 1.0%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(a) (f)	23,651	25,804,343
Series 2019-C, Class 1 3.87%, 11/15/2035(a) (f)	5,517	5,939,771
Series 2019-D, Class 1 3.87%, 11/15/2035(a) (f)	5,037	5,505,735
Series 2019-E, Class 1 3.87%, 11/15/2035(a) (f)	3,384	3,698,965
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019M 2.60%, 09/15/2033(a)	9,770	10,422,438
2.625%, 06/15/2035(a)	9,805	10,417,550
2.65%, 06/15/2035(a)	4,910	5,247,139

		67,035,941

Pennsylvania – 5.7%
Allegheny County Hospital Development Authority (UPMC Obligated Group) 5.00%, 07/15/2030-07/15/2033	19,390	25,015,680
Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	3,500	3,896,237
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	2,120	2,177,129
City of Philadelphia PA Series 2013A 5.00%, 07/15/2021	2,240	2,243,907
Series 2019A 5.00%, 08/01/2026	1,420	1,725,108
Series 2019B 5.00%, 02/01/2030	1,005	1,310,773
AGM Series 2017A 5.00%, 08/01/2027-08/01/2032	46,290	57,629,203
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024-10/01/2026	17,425	20,570,472
Commonwealth of Pennsylvania 5.00%, 07/15/2025	3,120	3,684,389
Series 2016 5.00%, 09/15/2024	9,575	10,984,370
Series 2017 5.00%, 01/01/2026-01/01/2027	20,480	25,065,789
Geisinger Authority (Geisinger Health System Obligated Group) 5.00%, 04/01/2043	2,500	3,233,508

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	$6,000	$6,825,416
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027-12/01/2032	5,000	5,719,247
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) 5.00%, 09/01/2030-09/01/2032	2,910	3,725,110
Series 2018 5.00%, 09/01/2026-09/01/2030	10,650	13,356,680
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026-12/31/2028	51,190	61,234,321
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2028-04/15/2031	9,030	11,695,824
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) 4.00%, 08/15/2038-08/15/2040(b)	2,410	2,784,980
5.00%, 08/15/2029-08/15/2030(b)	1,575	1,959,834
Pennsylvania Turnpike Commission 5.00%, 12/01/2029-12/01/2030	13,890	17,970,578
Series 2017B 5.00%, 06/01/2028-06/01/2030	13,280	16,356,812
Series 2019 5.00%, 12/01/2022	5,250	5,607,490
Series 2021B 5.00%, 12/01/2028(b)	1,145	1,478,361
Philadelphia Authority for Industrial Development (St. Joseph’s University) 4.00%, 11/01/2035-11/01/2038	5,560	6,570,677
5.00%, 11/01/2027-11/01/2034	11,940	15,281,895
Philadelphia Parking Authority (The) Series 2009 5.125%, 09/01/2022	9,080	9,113,917
School District of Philadelphia (The) Series 2016D 5.00%, 09/01/2024	8,360	9,542,945
Series 2016F 5.00%, 09/01/2023-09/01/2024	29,200	33,121,012

		379,881,664

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.5%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 07/01/2029	$125	$146,244
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	5,150	6,052,595
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	4,260	4,611,787
AGC Series 2007C 5.50%, 07/01/2031	510	597,617
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	10,525	11,590,080
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	3,250	3,641,362
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	6,726	6,460,125

		33,099,810

Rhode Island – 0.7%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020A 5.00%, 09/15/2028-09/15/2032	12,390	15,716,071
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant) Series 2016B 5.00%, 06/15/2027	10,565	12,775,714
Rhode Island Depositors Economic Protection Corp. Series 1993A 6.375%, 08/01/2022 (Pre-refunded/ETM)	5,780	6,121,417
Tobacco Settlement Financing Corp./RI Series 2015A 5.00%, 06/01/2022-06/01/2023	9,635	10,387,934

		45,001,136

South Carolina – 1.0%
Kershaw County School District/SC (Kershaw County School District/SC Lease) Series 2015 5.00%, 12/01/2021	1,185	1,208,524
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	48,725	52,887,859
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2022-12/01/2027	7,000	8,006,395

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2030-12/01/2034	$2,435	$2,910,100
Series 2020A 4.00%, 12/01/2037	1,690	2,009,462

		67,022,340

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029-09/01/2030	7,025	8,530,513

Tennessee – 0.9%
Tennergy Corp./TN (Royal Bank of Canada) Series 2019A 5.00%, 02/01/2050	5,445	6,200,843
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2017A 4.00%, 05/01/2048	50,965	54,107,278

		60,308,121

Texas – 5.6%
Austin Independent School District Series 2014B 5.00%, 08/01/2021	1,700	1,706,681
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2025	1,000	1,140,124
City of Austin TX Airport System Revenue 5.00%, 11/15/2025	3,200	3,797,435
City of Austin TX Water & Wastewater System Revenue Series 2015A 5.00%, 11/15/2024	4,730	5,470,923
City of Houston TX Series 2017A 5.00%, 03/01/2025	16,370	19,082,416
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023-09/01/2025	3,800	4,211,426
City of Houston TX Airport System Revenue Series 2018B 5.00%, 07/01/2030	6,160	7,799,549
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	11,030,487
City of Houston TX Combined Utility System Revenue Series 2014C 5.00%, 05/15/2023-05/15/2028	24,850	27,731,229
City of San Antonio TX Electric & Gas Systems Revenue Series 2021A 5.00%, 02/01/2031-02/01/2036	9,725	12,961,860

	Principal Amount (000)	U.S. $ Value

Dallas/Fort Worth International Airport Series 2014A 5.25%, 11/01/2028	$11,585	$12,820,697
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,464,999
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	84,825	90,991,133
Harris County Hospital District Series 2016 5.00%, 02/15/2022-02/15/2027	3,705	4,199,764
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2026-10/15/2031	3,220	3,801,968
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	10,680	11,299,962
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC) Series 2017A 5.00%, 04/01/2028 (Pre-refunded/ETM)	1,130	1,396,054
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017A 5.00%, 08/15/2025-08/15/2028	7,250	8,804,232
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2035	875	975,800
North Texas Tollway Authority 5.00%, 01/01/2023 (Pre-refunded/ETM)	1,985	2,128,614
5.00%, 01/01/2023-01/01/2024	4,860	5,291,459
5.00%, 01/01/2024 (Pre-refunded/ETM)	900	1,006,357
Series 2011D 5.00%, 09/01/2024 (Pre-refunded/ETM)	5,000	5,039,712
5.25%, 09/01/2025 (Pre-refunded/ETM)	18,130	18,281,420
5.25%, 09/01/2026 (Pre-refunded/ETM)	17,810	17,958,747
Series 2014A 5.00%, 01/01/2022 (Pre-refunded/ETM)	4,000	4,096,185
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2023-01/01/2028	12,275	14,113,398
Series 2019B 5.00%, 01/01/2027-01/01/2029	30,080	38,116,234
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	1,360	1,408,849
San Antonio Water System Series 2013E 5.00%, 05/15/2025	3,000	3,261,834

	Principal Amount (000)	U.S. $ Value

Spring Branch Independent School District Series 2015A 5.00%, 02/01/2024	$3,215	$3,610,532
Series 2015B 5.00%, 02/01/2024	4,855	5,452,297
State of Texas Series 2011 5.00%, 10/01/2023-10/01/2025	11,425	11,562,211
5.00%, 10/01/2023 (Pre-refunded/ETM)	5,500	5,564,504
5.00%, 10/01/2024 (Pre-refunded/ETM)	5,440	5,503,800
5.00%, 10/01/2025 (Pre-refunded/ETM)	3,025	3,060,477

		376,143,369

Utah – 0.1%
Davis School District Series 2017 5.00%, 06/01/2022	1,015	1,060,331
Utah Transit Authority Series 2015A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,360,434
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,537,467
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015A 5.00%, 06/15/2026	1,305	1,518,910

		7,477,142

Virginia – 0.5%
County of Loudoun VA Series 2020B 5.00%, 12/01/2024	3,300	3,825,553
Fairfax County Economic Development Authority (County of Fairfax VA Lease) 5.00%, 08/01/2022-08/01/2033	8,040	9,989,551
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015A 5.00%, 02/01/2023	4,435	4,775,003
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 5.00%, 01/01/2029-01/01/2035	10,720	13,157,350

		31,747,457

Washington – 3.1%
Chelan County Public Utility District No. 1 Series 2011B 5.00%, 07/01/2021	5,000	5,000,000
5.25%, 07/01/2022	3,670	3,684,734
City of Seattle WA Municipal Light & Power Revenue Series 2016B 5.00%, 04/01/2026	4,280	5,179,957
Series 2021A 4.00%, 07/01/2033-07/01/2035(b)	11,140	13,948,007
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2022	1,100	1,157,916
County of King WA Series 2015 5.00%, 07/01/2023	2,485	2,723,216

	Principal Amount (000)	U.S. $ Value

Energy Northwest (Bonneville Power Administration) Series 2012A 5.00%, 07/01/2021 (Pre-refunded/ETM)	$8,840	$8,840,000
King County School District No. 49 Tahoma Series 2015 5.00%, 12/01/2022	2,710	2,896,135
Port of Seattle 4.00%, 08/01/2040	5,750	6,847,100
Port of Seattle WA 5.00%, 04/01/2032-04/01/2033	2,500	3,138,412
Series 2015C 5.00%, 04/01/2022-04/01/2023	3,195	3,390,109
Series 2018A 5.00%, 05/01/2025	8,320	9,691,807
Series 2018B 5.00%, 05/01/2025	4,695	5,469,115
Snohomish County School District No. 2 Everett Series 2014 5.00%, 12/01/2021	3,600	3,672,991
State of Washington Series 2012R 5.00%, 07/01/2024	6,765	7,090,475
Series 20152 5.00%, 07/01/2023	9,895	10,851,915
Series 2015A-1 5.00%, 08/01/2023	8,010	8,813,661
Series 2020 5.00%, 07/01/2026	1,170	1,428,270
State of Washington (State of Washington COP) Series 2015C 5.00%, 07/01/2022-01/01/2023	8,805	9,294,651
State of Washington (State of Washington Fed Hwy Grant) Series 2012F-1 5.00%, 09/01/2023	17,550	18,527,532
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015B 5.00%, 08/15/2028-08/15/2030	31,550	37,178,331
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025-08/15/2030	15,880	19,016,434
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) 4.00%, 07/01/2031	10,600	12,404,140
Washington State Housing Finance Commission Series 2021-1 0.731%, 12/20/2035	3,300	207,232
Series 2021A 3.50%, 12/20/2035	4,994	5,825,557

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	$3,505	$3,507,796

		209,785,493

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV 4.875%, 06/01/2049	16,125	16,750,458

Wisconsin – 2.2%
State of Wisconsin Series 2019A 5.00%, 05/01/2025-05/01/2029	45,000	55,309,688
Series 2021-1 5.00%, 05/01/2026-05/01/2031	14,150	18,071,504
Series 2021-2 5.00%, 05/01/2024-05/01/2025	29,485	33,918,017
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	16,760	19,926,943
Wisconsin Center District AGM Series 2020C Zero Coupon, 12/15/2028-12/15/2034	8,515	6,874,678
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	2,445	2,447,995
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) 5.00%, 01/01/2040	3,750	4,540,609
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,000	1,097,888
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 3.00%, 04/01/2025(a)	355	369,036
WPPI Energy Series 2014A 5.00%, 07/01/2029	1,000	1,135,378

		143,691,736

Total Long-Term Municipal Bonds (cost $5,395,148,224)		5,728,819,362

Short-Term Municipal Notes – 9.2%
California – 0.0%
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017B-1 0.02%, 07/01/2057(g)	2,855	2,855,000
County of San Bernardino CA (WLP Evergreen Apartments LLC) 0.02%, 05/15/2029(g)	400	400,000

		3,255,000

Colorado – 0.2%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) 0.04%, 12/01/2052(g)	15,000	15,000,000

	Principal Amount (000)	U.S. $ Value

District of Columbia – 0.2%
District of Columbia (Carnegie Endowment for International Peace) 0.03%, 11/01/2045(g)	$6,405	$6,405,000
District of Columbia (Georgetown University (The)) 0.03%, 04/01/2041(g)	3,530	3,530,000
District of Columbia (MedStar Health Obligated Group) Series 2012A 0.03%, 08/15/2038(g)	2,345	2,345,000

		12,280,000

Florida – 0.3%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) 0.03%, 07/01/2032(g)	3,150	3,150,000
Florida Gulf Coast University Financing Corp. Series 2009A 0.03%, 02/01/2039(g)	1,570	1,570,000
Florida Keys Aqueduct Authority Series 2008 0.03%, 09/01/2035(g)	1,100	1,100,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2008 0.04%, 06/01/2048(g)	7,250	7,250,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017C 0.02%, 01/01/2039(g)	1,405	1,405,000
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019E 0.03%, 10/01/2026(g)	3,100	3,100,000

		17,575,000

Georgia – 0.5%
Development Authority of Heard County (Oglethorpe Power Corp.) 0.05%, 01/01/2038(g)	2,820	2,820,000
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2009B 0.05%, 01/01/2036(g)	32,000	32,000,000

		34,820,000

Hawaii – 0.1%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) 0.03%, 12/01/2041(g)	3,640	3,640,000

	Principal Amount (000)	U.S. $ Value

Illinois – 0.4%
Illinois Development Finance Authority (American College of Surgeons) 0.03%, 08/01/2026(g)	$1,000	$1,000,000
Illinois Educational Facilities Authority (Lincoln Park Society (The)) 0.07%, 01/01/2029(g)	100	100,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005B 0.05%, 08/01/2035(g)	995	995,000
Illinois Finance Authority (North Park University) 0.03%, 07/01/2035(g)	8,850	8,850,000
Illinois Housing Development Authority (Steadfast Foxview LP) 0.03%, 01/01/2041(g)	14,500	14,500,000
Village of Brookfield IL (Chicago Zoological Society (The)) 0.03%, 06/01/2038(g)	4,865	4,865,000

		30,310,000

Indiana – 0.1%
City of Indianapolis IN (Foundation for Affordable Rental Housing, Inc.) 0.05%, 05/15/2038(g)	4,550	4,550,000

Iowa – 0.2%
Iowa Finance Authority (Iowa Health System Obligated Group) 0.05%, 11/15/2041(g)	9,135	9,135,000
Iowa Finance Authority (Iowa Health System) 0.02%, 12/01/2041(g)	2,315	2,315,000

		11,450,000

Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016A 0.03%, 10/01/2039(g)	13,450	13,450,000

Louisiana – 0.6%
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 0.08%, 09/01/2033(g)	20,450	20,450,000
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) 0.05%, 07/01/2047(g)	14,975	14,975,000

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) 0.04%, 04/02/2023(g)	$2,265	$2,265,000

		37,690,000

Maryland – 0.3%
Maryland Health & Higher Educational Facilities Authority Series 2014B 0.03%, 04/01/2035(g)	1,925	1,925,000
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) 0.03%, 07/01/2043(g)	8,875	8,875,000
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) 0.02%, 07/01/2034(g)	6,110	6,110,000
Montgomery County Housing Opportunities Commission Series 2011A 0.05%, 01/01/2049(g)	1,875	1,875,000

		18,785,000

Massachusetts – 0.0%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) 0.02%, 07/01/2040(g)	490	490,000

Michigan – 0.4%
Grand Valley State University Series 2019B 0.03%, 12/01/2031(g)	18,590	18,590,000
Lakeview School District/MI Series 2019B 0.03%, 05/01/2032(g)	5,625	5,625,000
Michigan Strategic Fund (Wedgwood Christian Services) 0.06%, 12/01/2038(g)	1,830	1,830,000

		26,045,000

Minnesota – 0.5%
City of Minneapolis MN (Fairview Health Services Obligated Group) 0.05%, 11/15/2048(g)	4,805	4,805,000
City of Minneapolis MN (One Ten Grant LP) 0.03%, 09/01/2026(g)	9,315	9,315,000
City of Minneapolis MN (Seven Corners Community Housing Corp.) 0.04%, 11/01/2031(g)	1,525	1,525,000

	Principal Amount (000)	U.S. $ Value

City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) 0.03%, 11/15/2034(g)	$15,625	$15,625,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Allina Health Obligated Group) Series 2009C 0.03%, 11/15/2035(g)	2,400	2,400,000

		33,670,000

Nevada – 0.5%
County of Clark Department of Aviation Series 2008D 0.02%, 07/01/2029(g)	27,070	27,070,000
Series 2014D 0.03%, 07/01/2040(g)	9,510	9,510,000

		36,580,000

New Jersey – 0.3%
New Jersey Health Care Facilities Financing Authority 0.03%, 07/01/2035(g)	2,995	2,995,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008B 0.02%, 07/01/2036(g)	3,675	3,675,000
Series 2008C 0.02%, 07/01/2036(g)	16,630	16,630,000

		23,300,000

New York – 1.1%
City of New York NY Series 2016 0.03%, 08/01/2044(g)	12,375	12,375,000
Series 2019I 0.02%, 03/01/2044(g)	5,950	5,950,000
New York City Housing Development Corp. 0.03%, 04/15/2035(g)	300	300,000
New York City Housing Development Corp. (2 Gold LLC) Series 2008A 0.05%, 04/15/2036(g)	32,500	32,500,000
New York State Housing Finance Agency (8 East 102nd Street LLC) 0.02%, 05/01/2044(g)	21,910	21,910,000

		73,035,000

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.0%
Durham County Industrial Facilities & Pollution Control Financing Authority (Research Triangle Institute) 0.04%, 09/01/2037(g)	$780	$780,000

Ohio – 0.1%
Columbus Regional Airport Authority 0.03%, 12/01/2036(g)	8,055	8,055,000

Oregon – 0.5%
Clackamas County Hospital Facility Authority (Legacy Health Obligated Group) Series 2008A 0.03%, 06/01/2037(g)	14,825	14,825,000
Series 2008B 0.03%, 06/01/2037(g)	19,415	19,415,000

		34,240,000

Pennsylvania – 0.3%
Emmaus General Authority Series 2008D 0.03%, 03/01/2024(g)	2,000	2,000,000
Series 2008E 0.03%, 03/01/2024(g)	4,500	4,500,000
Haverford Township School District 0.03%, 03/01/2030(g)	2,425	2,425,000
Pennsylvania Turnpike Commission Series 2019 0.03%, 12/01/2038(g)	700	700,000
Philadelphia Gas Works Co. Series 2020D 0.03%, 08/01/2031(g)	10,950	10,950,000

		20,575,000

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. (Rhode Island School of Design) Series 2008A 0.03%, 08/15/2034(g)	3,445	3,445,000
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012B 0.03%, 11/15/2038(g)	1,450	1,450,000

		4,895,000

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018B 0.03%, 07/01/2045(g)	3,150	3,150,000
Loudon Industrial Development Board (Tate & Lyle Ingredients Americas LLC) 0.03%, 06/01/2023(g)	3,400	3,400,000

		6,550,000

	Principal Amount (000)	U.S. $ Value

Texas – 1.4%
City of Houston TX Combined Utility System Revenue 0.03%, 05/15/2034(g)	$35,235	$35,235,000
Dallas Performing Arts Cultural Facilities Corp. (Dallas Center for the Performing Arts Foundation, Inc.) 0.05%, 09/01/2041(g)	4,090	4,090,000
State of Texas 4.00%, 08/26/2021	53,115	53,433,908
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) 0.05%, 02/15/2036(g)	270	270,000

		93,028,908

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) 0.03%, 12/01/2030(g)	900	900,000

Virginia – 0.2%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) 0.03%, 06/01/2034(g)	3,000	3,000,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 0.03%, 07/01/2052(g)	11,680	11,680,000

		14,680,000

Washington – 0.6%
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) 0.02%, 12/15/2044(g)	1,250	1,250,000
Washington State Housing Finance Commission (Evergreen School (The)) 0.04%, 07/01/2028(g)	1,500	1,500,000
Washington State Housing Finance Commission (Panorama/United States) 0.03%, 04/01/2043(g)	2,400	2,400,000
Washington State Housing Finance Commission (Redmond Ridge Apartments LLC) 0.03%, 11/01/2047(g)	9,440	9,440,000
Washington State Housing Finance Commission (Traditions at South Hill LLC) 0.03%, 08/01/2044(g)	6,485	6,485,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC) 0.03%, 07/01/2047(g)	15,820	15,820,000

	Principal Amount (000)	U.S. $ Value

West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) 0.03%, 06/01/2034(g)	$690	$690,000

		37,585,000

Total Short-Term Municipal Notes (cost $617,210,580)		617,213,908

Total Municipal Obligations (cost $6,012,358,804)		6,346,033,270

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Consumer Non-Cyclical – 0.3%
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,552,534
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	4,189,920
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,714,857
1.777%, 11/15/2030	5,000	4,900,350

		19,357,661

Services – 0.4%
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	6,847,750
Novant Health, Inc. 2.637%, 11/01/2036	19,100	19,466,911

		26,314,661

Total Corporates - Investment Grade (cost $45,325,132)		45,672,322

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (e)	813	842,284
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(e)	323	331,370
Series 2014-DN3, Class M3 4.092% (LIBOR 1 Month + 4.00%), 08/25/2024(e)	98	99,568
Series 2014-HQ2, Class M3 3.842% (LIBOR 1 Month + 3.75%), 09/25/2024(e)	402	410,562
Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(e)	599	607,455

	Principal Amount (000)	U.S. $ Value

Series 2015-DNA2, Class M3 3.992% (LIBOR 1 Month + 3.90%), 12/25/2027(e)	$256	$260,333
Series 2015-DNA3, Class M3 4.792% (LIBOR 1 Month + 4.70%), 04/25/2028(e)	215	222,625
Series 2015-HQA1, Class M3 4.792% (LIBOR 1 Month + 4.70%), 03/25/2028(e)	179	184,401
Series 2016-DNA1, Class M3 5.642% (LIBOR 1 Month + 5.55%), 07/25/2028(e)	864	904,986
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(e)	1,504	1,557,717
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(e)	250	258,999
Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(e)	781	813,777
Series 2017-DNA1, Class M2 3.342% (LIBOR 1 Month + 3.25%), 07/25/2029(e)	320	331,735
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(e)	550	574,596
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(e)	911	931,282
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(e)	230	235,397
Series 2019-DNA1, Class M2 2.742% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (e)	1,461	1,482,430
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (e)	708	714,103
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 2.992% (LIBOR 1 Month + 2.90%), 07/25/2024(e)	743	750,144
Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(e)	257	266,202
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(e)	4	4,108
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(e)	516	526,566

	Principal Amount (000)	U.S. $ Value

Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(e)	$695	$743,172
Series 2016-C03, Class 1M2 5.392% (LIBOR 1 Month + 5.30%), 10/25/2028(e)	269	281,794
Series 2016-C04, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 01/25/2029(e)	161	167,663
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(e)	666	697,210
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(e)	452	469,304
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(e)	1,712	1,774,618
Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(e)	1,329	1,370,324
Series 2017-C06, Class 1M2 2.742% (LIBOR 1 Month + 2.65%), 02/25/2030(e)	580	589,272
Series 2017-C06, Class 2M2 2.892% (LIBOR 1 Month + 2.80%), 02/25/2030(e)	297	303,431
STACR Trust Series 2018-DNA3, Class M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (e)	530	536,969

Total Collateralized Mortgage Obligations (cost $17,640,042)		19,244,397

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(a)	5,000	5,176,150
4.625%, 04/15/2029(a)	2,300	2,382,340

Total Corporates - Non-Investment Grade (cost $7,300,000)		7,558,490

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	2,000	2,071,620
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	5,000	5,233,495

Total Commercial Mortgage-Backed Securities (cost $7,279,491)		7,305,115

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Commercial Paper – 0.5%
City of San Antonio TX Series A 0.14%, 10/19/2021 (cost $30,000,000)	$30,000	$30,004,557

Total Investments – 96.7% (cost $6,119,903,469)(h)		6,455,818,151
Other assets less liabilities – 3.3%		222,200,226

Net Assets – 100.0%		$6,678,018,377

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,420	01/15/2025	2.565%	CPI#	Maturity	$442,426	$—	$442,426
USD	12,710	01/15/2025	2.585%	CPI#	Maturity	210,436	—	210,436
USD	12,710	01/15/2025	2.613%	CPI#	Maturity	195,607	—	195,607
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	9,504,424	—	9,504,424
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	12,945,921	—	12,945,921
USD	16,275	01/15/2030	1.572%	CPI#	Maturity	1,587,208	—	1,587,208
USD	16,275	01/15/2030	1.587%	CPI#	Maturity	1,561,637	—	1,561,637
USD	19,500	02/15/2041	CPI#	2.282%	Maturity	(863,139)	—	(863,139)
USD	8,080	02/15/2041	CPI#	2.553%	Maturity	157,742	—	157,742
USD	7,691	02/15/2041	CPI#	2.500%	Maturity	52,255	—	52,255
USD	7,569	02/15/2041	CPI#	2.505%	Maturity	60,474	—	60,474

						$25,854,991	$—	$25,854,991

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	130,000	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	$(621,200)	$—	$(621,200)
USD	41,680	02/15/2029	0.597%	3 Month LIBOR	Semi-Annual/ Quarterly	2,006,153	—	2,006,153

						$1,384,953	$—	$1,384,953

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	505	$(133,362)	$(48,644)	$(84,718)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,677	(442,868)	(208,401)	(234,467)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,192	(1,371,121)	(492,366)	(878,755)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	277	(73,151)	(26,928)	(46,223)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,451	(911,064)	(335,891)	(575,173)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,414	(901,581)	(408,718)	(492,863)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	112	(29,577)	(13,498)	(16,079)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,500	(1,188,375)	(414,207)	(774,168)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	647	(170,862)	(80,066)	(90,796)

						$(5,221,961)	$(2,028,719)	$(3,193,242)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.120%	SIFMA*	Quarterly	$(947,544)	$—	$(947,544)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	(973,435)	—	(973,435)

							$(1,920,979)	$—	$(1,920,979)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $207,970,802 or 3.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $373,364,977 and gross unrealized depreciation of investments was $(15,324,572), resulting in net unrealized appreciation of $358,040,405.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center.

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,687,870,548	$40,948,814	$5,728,819,362
Short-Term Municipal Notes	—	617,213,908	—	617,213,908
Corporates - Investment Grade	—	45,672,322	—	45,672,322
Collateralized Mortgage Obligations	—	19,244,397	—	19,244,397
Corporates - Non-Investment Grade	—	7,558,490	—	7,558,490
Commercial Mortgage-Backed Securities	—	7,305,115	—	7,305,115
Short-Term Investments	—	30,004,557	—	30,004,557

Total Investments in Securities	—	6,414,869,337	40,948,814	6,455,818,151
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	26,718,130	—	26,718,130
Centrally Cleared Interest Rate Swaps	—	2,006,153	—	2,006,153
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(863,139)	—	(863,139)
Centrally Cleared Interest Rate Swaps	—	(621,200)	—	(621,200)
Credit Default Swaps	—	(5,221,961)	—	(5,221,961)
Interest Rate Swaps	—	(1,920,979)	—	(1,920,979)

Total	$—	$6,434,966,341	$40,948,814	$6,475,915,155

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.